Investments in and Loan Receivables from Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Investments in and Loan Receivables from Affiliated Companies
Schedule of Investments in and Loan Receivables

(¥ in millions)
At March 31:	2011	2010
Investments	¥16,335	¥15,667
Loan receivables	234	278

	¥16,569	¥15,945

Schedule of Financial Information of Affiliated Companies

(¥ in millions)
At March 31:	2011	2010
Current assets	¥54,358	¥55,958
Noncurrent assets	59,853	62,414

Total assets	114,211	118,372
Current liabilities	59,068	61,495
Noncurrent liabilities	16,083	19,441

Net assets	¥39,060	¥37,436

Schedule of Revenue and Net Income

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Revenues	¥222,694	¥210,492	¥216,430
Cost of revenues	162,836	155,350	160,690
Net income	1,442	873	419